Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets Held for Sale and Discontinued Operations
3.  Assets Held for Sale and Discontinued Operations

A. Profit on disposal of discontinued operations

In October 2019, the Group completed the divestment of its Europe Distribution business, formerly part of our Building Products segment. With the exception of our Europe Distribution business, no other businesses divested in 2019 are considered to be either separate major lines of business or geographical areas of operation and therefore do not constitute discontinued operations as defined in IFRS 5
Non-Current
Assets Held for Sale and Discontinued Operations
.

In January 2018, the Group completed the divestment of its 100% holding in Allied Building Products, the trading name of our former Americas Distribution segment, which was considered a discontinued operation in 2018 and was classified accordingly.

Assets and liabilities that met the IFRS 5 criteria at 31 December 2019 have not been separately disclosed as held for sale as they were not considered material in the context of the Group.

The table overleaf sets out the proceeds and related profit recognised on divestment which is included in profit after tax for the financial year from discontinued operations.

	2019 € m	2018 € m
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	1,309	472
- cash and cash equivalents	100	18
- working capital and provisions	596	367
- current tax	2	-
- lease liabilities	(367)	-
- deferred tax	(28)	(14)
- retirement benefit obligations	(42)	-
- non-controlling interests	(8)	-
Net assets disposed	1,562	843
Reclassification of currency translation effects on disposal	(123)	(27)
Total	1,439	816
Proceeds from disposal (net of disposal costs)	1,663	2,379
Profit on disposal from discontinued operations	224	1,563

Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	1,663	2,379
Less: cash and cash equivalents disposed	(100)	(18)
Total	1,563	2,361

B. Results of discontinued operations

The results of the discontinued operations included in the Group profit for the financial year are set out as follows:

	2019 € m	2018 € m	2017 € m
Revenue	3,177	3,556	5,910

EBITDA (as defined)*	200	144	380
Depreciation	(96)	(41)	(55)
Amortisation	(2)	(2)	(14)
Impairment	(1)	-	-
Operating profit	101	101	311
Profit on disposals	227	1,566	5
Profit before finance costs	328	1,667	316
Finance costs	(7)	-	(1)
Share of equity accounted investments’ profit	12	12	13
Profit before tax	333	1,679	328
Attributable income tax expense	(23)	(503)	(82)
Profit after tax for the financial year from discontinued operations	310	1,176	246

Profit attributable to:
Equity holders of the Company	309	1,175	245
Non-controlling interests	1	1	1
Profit for the financial year from discontinued operations	310	1,176	246

Basic earnings per Ordinary Share from discontinued operations	38.5c	141.2c	29.4c
Diluted earnings per Ordinary Share from discontinued operations	38.2c	140.5c	29.2c

Cash flows from discontinued operations
Net cash inflow/(outflow) from operating activities (i)	32	(367)	204
Net cash inflow/(outflow) from investing activities (ii)	1,542	2,339	(75)
Net cash outflow from financing activities	(71)	(19)	(13)
Net cash inflow	1,503	1,953	116

(i)	Includes the corporation tax paid on the sale of discontinued operations.
(ii)	Includes the proceeds from the sale of discontinued operations.